Income taxes (Details Narrative) - BRL (R$) R$ in Thousands	1 Months Ended
	Aug. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Income taxes current		R$ 392,062	R$ 1,189,812
Income taxes noncurrent		252,995	230,069
Taxes recoverable			R$ 984,400
Payment of tax incentives	R$ 1,038,255
Deferred tax credits		R$ 892,000